Operating segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment information [Abstract]
Disclosure of non-curent assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2022			As of June 30, 2023
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	12,923	44,158	57,081	15,719	43,589	59,308

Disclosure of revenue breakdown by geographical area	Revenue breakdown by geographical area

Revenue by destination	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
Revenue from France	100%	100%
Revenue from other countries	—%	—%
TOTAL	100%	100%